Cash and Cash Equivalents	3 Months Ended
Sep. 30, 2023
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 4. CASH AND CASH EQUIVALENTS

For purposes of the statements of cash flows, in accordance with ASC 230-10-20 the Company considers all highly liquid investments and short-term debt instruments with original maturities of three months or less to be cash equivalents. There was $1,707,801 and $1,114,131 in cash and cash equivalents as of June 30, 2023, and June 30, 2022, respectively.